Fair Value Measurements (Fair Value of Assets and Liabilities Measured on Recurring Basis) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2018	Mar. 31, 2017
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities		¥ 1,048,062	¥ 921,320
Derivative assets		39,526	27,260
Derivative liabilities		35,724	34,450
Other
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		99,350	15,192
Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities		1,048,062	921,320
Other investments	[1]	20,395	21,597
Derivative assets	[2]	39,526	27,260
Total assets		3,455,847	3,111,180
Derivative liabilities	[2]	35,724	34,450
Total liabilities		35,724	34,450
Fair Value, Measurements, Recurring | Japanese national government bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		1,409,610	1,343,401
Fair Value, Measurements, Recurring | Japanese local government bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		67,569	60,531
Fair Value, Measurements, Recurring | Japanese corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		208,708	169,803
Fair Value, Measurements, Recurring | Foreign government bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	[3]	69,539	27,042
Fair Value, Measurements, Recurring | Foreign corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	[4]	366,465	399,546
Fair Value, Measurements, Recurring | Other
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	[5]	99,350	15,192
Fair Value, Measurements, Recurring | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		126,623	125,488
Marketable securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities		1,048,062	921,320
Total assets		1,173,352	1,044,469
Marketable securities | Fair Value, Measurements, Recurring | Japanese national government bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		20,473	18,483
Marketable securities | Fair Value, Measurements, Recurring | Japanese local government bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		8,548	8,518
Marketable securities | Fair Value, Measurements, Recurring | Japanese corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		8,041	8,433
Marketable securities | Fair Value, Measurements, Recurring | Foreign government bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	[3]		1,007
Marketable securities | Fair Value, Measurements, Recurring | Foreign corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	[4]	88,228	86,708
Securities investments and other | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other investments	[1]	20,395	21,597
Total assets		2,242,969	2,039,451
Securities investments and other | Fair Value, Measurements, Recurring | Japanese national government bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		1,389,137	1,324,918
Securities investments and other | Fair Value, Measurements, Recurring | Japanese local government bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		59,021	52,013
Securities investments and other | Fair Value, Measurements, Recurring | Japanese corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		200,667	161,370
Securities investments and other | Fair Value, Measurements, Recurring | Foreign government bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	[3]	69,539	26,035
Securities investments and other | Fair Value, Measurements, Recurring | Foreign corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	[4]	278,237	312,838
Securities investments and other | Fair Value, Measurements, Recurring | Other
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	[5]	99,350	15,192
Securities investments and other | Fair Value, Measurements, Recurring | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		126,623	125,488
Other current assets/liabilities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	[2]	37,003	25,409
Total assets		37,003	25,409
Derivative liabilities	[2]	20,550	15,743
Total liabilities		20,550	15,743
Other noncurrent assets/liabilities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	[2]	2,523	1,851
Total assets		2,523	1,851
Derivative liabilities	[2]	15,174	18,707
Total liabilities		15,174	18,707
Level 1 | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities		712,113	611,108
Other investments	[1]	6,192	6,589
Derivative assets	[2]	2,194	981
Total assets		846,829	743,984
Derivative liabilities	[2]	1,407	520
Total liabilities		1,407	520
Level 1 | Fair Value, Measurements, Recurring | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		126,330	125,306
Level 2 | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities		335,949	310,212
Other investments	[1]	5,099	4,525
Derivative assets	[2]	37,332	26,279
Total assets		2,488,422	2,299,034
Derivative liabilities	[2]	34,317	33,930
Total liabilities		34,317	33,930
Level 2 | Fair Value, Measurements, Recurring | Japanese national government bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		1,409,610	1,343,401
Level 2 | Fair Value, Measurements, Recurring | Japanese local government bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		67,569	60,531
Level 2 | Fair Value, Measurements, Recurring | Japanese corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		208,708	168,493
Level 2 | Fair Value, Measurements, Recurring | Foreign government bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	[3]	69,539	27,042
Level 2 | Fair Value, Measurements, Recurring | Foreign corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	[4]	338,587	358,369
Level 2 | Fair Value, Measurements, Recurring | Other
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	[5]	15,736
Level 2 | Fair Value, Measurements, Recurring | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		293	182
Level 3 | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other investments	[1]	9,104	10,483
Total assets		120,596	68,162
Level 3 | Fair Value, Measurements, Recurring | Japanese corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities			1,310
Level 3 | Fair Value, Measurements, Recurring | Foreign corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	[4]	27,878	41,177
Level 3 | Fair Value, Measurements, Recurring | Other
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	[5]	¥ 83,614	¥ 15,192

[1]	Other investments include certain hybrid financial instruments and certain private equity investments.
[2]	Derivative assets and liabilities are recognized and disclosed on a gross basis.
[3]	2,215 million yen and 2,875 million yen are included in foreign securities for which the fair value option has been elected and classified in level 2 for the fiscal years ended March 31, 2017 and 2018, respectively, and are included in the consolidated balance sheets as securities investments and other.
[4]	165,236 million yen and 160,470 million yen are included in foreign securities for which the fair value option has been elected and classified in level 2 for the fiscal years ended March 31, 2017 and 2018, respectively. In the consolidated balance sheets, 32,167 million yen and 25,955 million yen are included as marketable securities and 133,069 million yen and 134,515 million yen are included as securities investment and other for the fiscal years ended March 31, 2017 and 2018, respectively.
[5]	14,619 million yen and 93,971 million yen are included in foreign securities for which the fair value option has been elected and classified in level 2 and level 3 for the fiscal years ended March 31, 2017 and 2018, respectively, and are included in the consolidated balance sheets as securities investments and other.